CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment			$ 26.1		$ 36.3
Percentage of property management fee	0.10%	0.80%	0.50%	0.80%
Capitalized investments	$ 0.8	$ 1.3	$ 4.9	$ 3.9
Unamortized investments	0.0		0.0		6.5
Impairment charges	$ 0.0	$ 1.6	1.5	$ 1.6
Seller Provided Installment Financing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment			$ 0.0		$ 1.3